Trade Accounts Payable and Other Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and accruals	$ 1,918	$ 1,547
Commercial and government royalties	579	546
Payroll-related liabilities	264	318
QB variable consideration to IMSA	62	72
Settlement payables	144	70
Accrued interest	51	55
Capital project accruals	277	39
Current portion of downstream pipeline take-or-pay toll commitment (Note 26)	33	32
Current portion of derivative liabilities (Note 26)	30	23
Trade account payable and other liabilities	3,404	2,735
Other
Disclosure of detailed information about financial instruments [line items]
Other	$ 46	$ 33